Shares, equity and appropriation of profit - Number of treasury shares (Details) - shares					12 Months Ended
	Dec. 07, 2018	May 04, 2018	May 05, 2017	May 09, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Treasury shares
Number of treasury shares at beginning of period					4,144,459	4,549,947	4,894,972
Delivery of own shares under LTI program					(449,039)	(405,488)	(345,025)
Delivery of own shares under LTI program, early vesting					(356,891)
Number of treasury shares at end of period					3,338,529	4,144,459	4,549,947
Percentage of treasury shares in share capital					0.50%	0.80%	0.90%
Class B
Treasury shares
Number of treasury shares at beginning of period					2,245,459	2,650,947	2,995,972
Delivery of own shares under LTI program		(449,039)	(405,488)	(345,025)	(449,039)	(405,488)	(345,025)
Delivery of own shares under LTI program, early vesting	(356,891)				(356,891)
Number of treasury shares at end of period					1,439,529	2,245,459	2,650,947
Class C
Treasury shares
Number of treasury shares at beginning of period					1,899,000	1,899,000	1,899,000
Number of treasury shares at end of period					1,899,000	1,899,000	1,899,000